INCOME TAX	12 Months Ended
Dec. 31, 2021
Income Taxes
Income Taxes

NOTE 9 — INCOME TAX

The Company’s net deferred tax assets are as follows:

	December 31,	December 31,
	2021	2020
Deferred tax asset
Net operating loss carryforward	$40,819	$12,170
Organizational costs/Startup expenses	606,383	9,921
Total deferred tax assets	647,202	22,091
Valuation allowance	(647,202)	(22,091)
Deferred tax asset, net of allowance	$—	$—

The income tax provision consists of the following:

	December 31,	December 31,
	2021	2020
Federal
Current	$—	$—
Deferred	(625,111)	(22,091)

State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	625,111	22,091

Income tax provision	$—	$—

As of December 31, 2021 and 2020, the Company had a U.S. federal net operating loss carryover of approximately $194,000 and $58,000 available to offset future taxable income, respectively.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2021 and for the period from September 11, 2020 (inception) through December 31, 2020, the change in the valuation allowance was $625,111 and $22,091,respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2021 and 2020 is as follows:

	December 31,	December 31,
	2021	2020
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of warrant liabilities	(34.1)%	(2.5)%
Transaction costs allocable to warrants	—	(15.4)%
Change in valuation allowance	13.1%	(3.1)%
Income tax provision	(0.0)%	(0.0)%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.